Condensed Consolidating Guarantor Financial Statements	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Guarantor Financial Statements
Condensed Consolidating Guarantor Financial Statements

In connection with the issuance of the senior unsecured Notes, certain of the Company's domestic subsidiaries (collectively, "Guarantor Subsidiaries”), fully, unconditionally, jointly, and severally guaranteed the payment obligations under the Notes. Each of the Guarantor Subsidiaries is 100% owned, directly or indirectly, by the Company. The following supplemental financial information sets forth, on a consolidating basis, the balance sheets, statements of comprehensive income and statements of cash flows of First Cash Financial Services, Inc. (the “Parent Company”), the Guarantor Subsidiaries and the Parent Company's other subsidiaries (the “Non-Guarantor Subsidiaries”).

The supplemental condensed consolidating financial information has been prepared pursuant to Securities and Exchange Commission rules and regulations for interim condensed financial information and does not include the more complete disclosures included in annual financial statements. Investments in consolidated subsidiaries have been presented under the equity method of accounting. The principal eliminating entries eliminate investments in subsidiaries, intercompany balances and intercompany revenues and expenses. The condensed financial information may not necessarily be indicative of the results of operations or financial position had the Guarantor Subsidiaries or Non-Guarantor Subsidiaries operated as independent entities.

Condensed Consolidating Balance Sheet
March 31, 2014
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$51,606	$2,812	$40,511	$—	$94,929
Pawn loan fees and service charges receivable	—	6,278	10,261	—	16,539
Pawn loans	—	47,361	66,577	—	113,938
Consumer loans, net	—	518	721	—	1,239
Inventories	—	29,770	42,509	—	72,279
Prepaid expenses and other current assets	1,365	—	1,060	—	2,425
Deferred tax assets	906	—	4,284	—	5,190
Total current assets	53,877	86,739	165,923	—	306,539

Property and equipment, net	4,025	47,687	58,170	—	109,882
Goodwill, net	—	152,981	101,809	—	254,790
Other non-current assets	6,805	4,037	5,136	—	15,978
Deferred tax assets	—	—	7,249	(7,249)	—
Intercompany receivable	—	—	161,272	(161,272)	—
Investments in subsidiaries	748,735	—	—	(748,735)	—
Total assets	$813,442	$291,444	$499,559	$(917,256)	$687,189

LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	12,064	7,217	17,903	—	37,184
Income taxes payable	1,887	—	1,490	—	3,377
Total current liabilities	13,951	7,217	19,393	—	40,561

Senior unsecured notes	200,000	—	—	—	200,000
Deferred income tax liabilities	883	10,689	4,969	(7,249)	9,292
Intercompany payable	161,272	—	—	(161,272)	—
Total liabilities	376,106	17,906	24,362	(168,521)	249,853

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	394	—	—	—	394
Additional paid-in capital	177,225	—	—	—	177,225
Retained earnings	512,707	273,538	482,900	(748,735)	520,410
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	—	(7,703)	—	(8,006)
Common stock held in treasury, at cost	(252,687)	—	—	—	(252,687)
Total stockholders' equity	437,336	273,538	475,197	(748,735)	437,336
Total liabilities and stockholders' equity	$813,442	$291,444	$499,559	$(917,256)	$687,189

Condensed Consolidating Balance Sheet
March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$19,464	$4,031	$14,844	$—	$38,339
Pawn loan fees and service charges receivable	—	5,736	9,808	—	15,544
Pawn loans	—	41,518	63,118	—	104,636
Consumer loans, net	—	776	842	—	1,618
Inventories	—	24,855	39,916	—	64,771
Prepaid expenses and other current assets	5,271	—	4,487	(2,448)	7,310
Deferred tax assets	1,148	—	—	—	1,148
Total current assets	25,883	76,916	133,015	(2,448)	233,366

Property and equipment, net	4,431	38,565	54,010	—	97,006
Goodwill, net	—	95,755	73,044	—	168,799
Other non-current assets	—	3,244	3,317	—	6,561
Deferred tax assets	—	—	267	(267)	—
Intercompany receivable	—	—	140,562	(140,562)	—
Investments in subsidiaries	582,319	—	—	(582,319)	—
Total assets	$612,633	$214,480	$404,215	$(725,596)	$505,732

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,240	$—	$—	$—	$3,240
Accounts payable and accrued liabilities	10,092	5,435	15,300	—	30,827
Income taxes payable	2,448	—	—	(2,448)	—
Total current liabilities	15,780	5,435	15,300	(2,448)	34,067

Revolving unsecured credit facility	52,000	—	—	—	52,000
Notes payable, net of current portion	7,531	—	—	—	7,531
Deferred income tax liabilities	1,781	8,457	7,184	(267)	17,155
Intercompany payable	140,562	—	—	(140,562)	—
Total liabilities	217,654	13,892	22,484	(143,277)	110,753

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	393	—	—	—	393
Additional paid-in capital	175,144	—	—	—	175,144
Retained earnings	433,656	200,588	382,221	(582,319)	434,146
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(219)	—	(490)	—	(709)
Common stock held in treasury, at cost	(213,995)	—	—	—	(213,995)

Condensed Consolidating Balance Sheet (Continued)
March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	394,979	200,588	381,731	(582,319)	394,979
Total liabilities and stockholders' equity	$612,633	$214,480	$404,215	$(725,596)	$505,732

Condensed Consolidating Balance Sheet
December 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$24,674	$4,240	$41,729	$—	$70,643
Pawn loan fees and service charges receivable	—	7,934	8,755	—	16,689
Pawn loans	—	56,566	58,668	—	115,234
Consumer loans, net	—	694	756	—	1,450
Inventories	—	33,817	43,976	—	77,793
Prepaid expenses and other current assets	1,971	—	1,398	—	3,369
Deferred tax assets	907	—	4,137	—	5,044
Total current assets	27,552	103,251	159,419	—	290,222

Property and equipment, net	4,155	47,374	56,608	—	108,137
Goodwill, net	—	149,470	101,771	—	251,241
Other non-current assets	—	6,020	3,353	—	9,373
Deferred tax assets	—	—	6,943	(6,943)	—
Intercompany receivable	—	—	156,794	(156,794)	—
Investments in subsidiaries	751,785	—	—	(751,785)	—
Total assets	$783,492	$306,115	$484,888	$(915,522)	$658,973

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,326	$—	$—	$—	$3,326
Accounts payable and accrued liabilities	13,804	6,942	17,277	—	38,023
Income taxes payable	7,302	—	110	—	7,412
Total current liabilities	24,432	6,942	17,387	—	48,761

Revolving unsecured credit facility	182,000	—	—	—	182,000
Notes payable, net of current portion	5,026	—	—	—	5,026
Deferred income tax liabilities	881	10,080	4,809	(6,943)	8,827
Intercompany payable	156,794	—	—	(156,794)	—
Total liabilities	369,133	17,022	22,196	(163,737)	244,614

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	394	—	—	—	394
Additional paid-in capital	176,675	—	—	—	176,675
Retained earnings	490,280	289,093	470,140	(751,785)	497,728
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	—	(7,448)	—	(7,751)
Common stock held in treasury, at cost	(252,687)	—	—	—	(252,687)

Condensed Consolidating Balance Sheet (Continued)
December 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	414,359	289,093	462,692	(751,785)	414,359
Total liabilities and stockholders' equity	$783,492	$306,115	$484,888	$(915,522)	$658,973

Condensed Consolidating Statement of Comprehensive Income
Three Months Ended March 31, 2014
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$37,358	$61,350	$—	$98,708
Pawn loan fees	—	19,466	28,172	—	47,638
Consumer loan and credit services fees	—	8,963	821	—	9,784
Wholesale scrap jewelry revenue	—	7,507	6,140	—	13,647
Total revenue	—	73,294	96,483	—	169,777

Cost of revenue:
Cost of retail merchandise sold	—	21,136	39,354	—	60,490
Consumer loan and credit services loss provision	—	1,565	178	—	1,743
Cost of wholesale scrap jewelry sold	—	6,119	4,969	—	11,088
Total cost of revenue	—	28,820	44,501	—	73,321

Net revenue	—	44,474	51,982	—	96,456

Expenses and other income:
Store operating expenses	—	21,187	27,305	—	48,492
Administrative expenses	7,051	—	6,278	—	13,329
Depreciation and amortization	290	1,450	2,532	—	4,272
Interest expense	1,436	—	—	—	1,436
Interest income	(29)	25	(77)	—	(81)
Total expenses and other income	8,748	22,662	36,038	—	67,448

Income from continuing operations before income taxes	(8,748)	21,812	15,944	—	29,008

Provision for income taxes	(6,497)	7,634	4,917	—	6,054

Income from continuing operations	(2,251)	14,178	11,027	—	22,954

Income (loss) from discontinued operations, net of tax	—	—	(272)	—	(272)
Net income	$(2,251)	$14,178	$10,755	$—	$22,682
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	(255)	—	—	—	(255)
Comprehensive income	$(2,506)	$14,178	$10,755	$—	$22,427

Condensed Consolidating Statement of Comprehensive Income
Three Months Ended March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$28,940	$52,830	$—	$81,770
Pawn loan fees	—	16,814	26,337	—	43,151
Consumer loan and credit services fees	—	10,741	1,026	—	11,767
Wholesale scrap jewelry revenue	—	12,724	10,500	—	23,224
Total revenue	—	69,219	90,693	—	159,912

Cost of revenue:
Cost of retail merchandise sold	—	15,194	32,845	—	48,039
Consumer loan and credit services loss provision	—	1,989	120	—	2,109
Cost of wholesale scrap jewelry sold	—	9,757	8,747	—	18,504
Total cost of revenue	—	26,940	41,712	—	68,652

Net revenue	—	42,279	48,981	—	91,260

Expenses and other income:
Store operating expenses	—	18,074	24,731	—	42,805
Administrative expenses	9,211	—	3,881	—	13,092
Depreciation and amortization	277	1,130	2,218	—	3,625
Interest expense	719	—	—	—	719
Interest income	(3)	—	(144)	—	(147)
Total expenses and other income	10,204	19,204	30,686	—	60,094

Income from continuing operations before income taxes	(10,204)	23,075	18,295	—	31,166

Provision for income taxes	(2,962)	8,307	5,641	—	10,986

Income from continuing operations	(7,242)	14,768	12,654	—	20,180

Income (loss) from discontinued operations, net of tax	—	—	84	—	84
Net income	$(7,242)	$14,768	$12,738	$—	$20,264
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	6,231	—	—	—	6,231
Comprehensive income	$(1,011)	$14,768	$12,738	$—	$26,495

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2014
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$18,875	$(8,673)	$15,392	$—	$25,594
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	13,611	(7,838)	—	5,773
Purchases of property and equipment	(160)	(1,477)	(4,037)	—	(5,674)
Acquisitions of pawn stores, net of cash acquired	—	(4,889)	—	—	(4,889)
Investing activity with subsidiaries	4,478	—	(4,478)	—	—
Net cash flow provided by (used in) investing activities	4,318	7,245	(16,353)	—	(4,790)
Cash flow from financing activities:
Borrowings from revolving credit facilities	2,500	—	—	—	2,500
Repayments of revolving credit facilities	(184,500)	—	—	—	(184,500)
Repayments of notes payable	(8,352)	—	—	—	(8,352)
Issuance of senior notes	200,000	—	—	—	200,000
Debt issuance costs paid	(5,909)	—	—	—	(5,909)
Net cash flow provided by (used in) financing activities	3,739	—	—	—	3,739
Effect of exchange rates on cash	—	—	(257)	—	(257)
Change in cash and cash equivalents	26,932	(1,428)	(1,218)	—	24,286
Cash and cash equivalents at beginning of the period	24,674	4,240	41,729	—	70,643
Cash and cash equivalents at end of the period	$51,606	$2,812	$40,511	$—	$94,929

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$21,880	$(9,440)	$12,754	$—	$25,194
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	10,356	(7,220)	—	3,136
Purchases of property and equipment	(976)	(770)	(2,958)	—	(4,704)
Acquisitions of pawn stores, net of cash acquired	—	—	(1,468)	—	(1,468)
Investing activity with subsidiaries	22,067	—	(22,067)	—	—
Net cash flow provided by (used in) investing activities	21,091	9,586	(33,713)	—	(3,036)
Cash flow from financing activities:
Repayments of revolving credit facilities	(50,500)	—	—	—	(50,500)
Repayments of notes payable	(792)	—	—	—	(792)
Proceeds from exercise of share-based compensation awards	8,422	—	—	—	8,422
Income tax benefit from exercise of stock options	7,218	—	—	—	7,218
Net cash flow provided by (used in) financing activities	(35,652)	—	—	—	(35,652)
Effect of exchange rates on cash	—	—	1,548	—	1,548
Change in cash and cash equivalents	7,319	146	(19,411)	—	(11,946)
Cash and cash equivalents at beginning of the period	12,145	3,885	34,255	—	50,285
Cash and cash equivalents at end of the period	$19,464	$4,031	$14,844	$—	$38,339